    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 6, 2006

                      1933 ACT REGISTRATION NO. 333-52754
                      1940 ACT REGISTRATION NO. 811-07325

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                        PRE-EFFECTIVE AMENDMENT NO. [ ]
                      POST-EFFECTIVE AMENDMENT NO. 9 [X]

                                      AND

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                             AMENDMENT NO. 76 [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                          PRUCO LIFE FLEXIBLE PREMIUM
                           VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                         PRUCO LIFE INSURANCE COMPANY
                              (Name of Depositor)

                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-7333
   (Address and telephone number of depositor's principal executive offices)

                               THOMAS C. CASTANO
                                   SECRETARY
                         PRUCO LIFE INSURANCE COMPANY
                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-4708
                    (Name and address of agent for service)

                                  Copies to:

                            C. CHRISTOPHER SPRAGUE
                       VICE PRESIDENT, CORPORATE COUNSEL
                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-6997

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on October 6, 2006 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485

[ ] on ______ pursuant to paragraph (a) (1) of Rule 485

Title of Securities Being Registered: Interests in Individual Variable Annuity
                                   Contracts

                                     Note:

Registrant is filing this Post-Effective Amendment No. 9 to the Registration Statement for the purpose of including in the Registration Statement a Prospectus supplement, which reflects certain changes to the underlying funds. The Prospectus and Statement of Additional Information that were filed as part of Post-Effective Amendment No. 8 with the SEC on April 19, 2006 as supplemented May 1, 2006, June 9, 2006, August 4, 2006 and August 8, 2006 are hereby incorporated by reference. Other than as set forth herein, this post-effective amendment to the registration statement does not amend or delete any other part of the registration statement.

                         Pruco Life Insurance Company

                       Strategic Partners Annuity One 3
                           Strategic Partners Plus 3
                         Strategic Partners FlexElite

                      Supplement, dated November 20, 2006
                                      To
                        Prospectuses, dated May 1, 2006


This supplement makes the following changes:

  . adds the Highest Daily Lifetime Five Benefit to Strategic Partners Annuity One 3, Strategic Partners Plus 3 and Strategic Partners FlexElite of Pruco Life Insurance Company ("Pruco Life"); and

  . for each of the above-referenced prospectuses, reflects certain changes to the underlying mutual funds; and

  . for each of the above-referenced prospectuses, sets forth the maximum charge for the guaranteed minimum income benefit.


TABLE OF CONTENTS

As a new entry within the line item entitled "Section 5: What Is The Lifetime Five Income Benefit?", we add a line item for Highest Daily Lifetime Five.


As a new entry at the end of the Table of Contents, we add a reference to Appendix C, entitled "Asset Transfer Formula Under Highest Daily Lifetime Five Benefit."


GLOSSARY


  . We add a definition for "Benefit Fixed Rate Account", that reads as follows: "An investment option offered as part of this contract that is used only if you have elected the optional Highest Daily Lifetime Five Benefit. Amounts allocated to the Benefit Fixed Rate Account earn a fixed rate of interest, and are held within our general account. You may not allocate purchase payments to the Benefit Fixed Rate Account. Rather, contract value is transferred to the Benefit Fixed Rate Account only under the asset transfer feature of the Highest Daily Lifetime Five Benefit."


  . We revise the first sentence of the definition of "Annual Income Amount" to state: "Under the terms of the Lifetime Five Income Benefit and the Highest Daily Lifetime Five Benefit, an amount that you can withdraw each year as long as the annuitant lives."

  . We revise the first sentence of the definition of "Excess Income/Excess Withdrawal" to state: "Under the Lifetime Five Income Benefit, Spousal Lifetime Five Income Benefit, and Highest Daily Lifetime Five Benefit, Excess Income refers to cumulative withdrawals that exceed the Annual Income Amount."

  . We add a definition for "Highest Daily Lifetime Five Benefit" that reads as follows: "An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a principal value called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your contract value."

  . We revise the definition of "Protected Withdrawal Value" to read as follows: "Under the Lifetime Five Income Benefit, Spousal Lifetime Five Income Benefit, and Highest Daily Lifetime Five Benefit, an amount that we guarantee regardless of the investment performance of your contract value. As discussed in Section 5, Protected Withdrawal Value is determined one way with respect to the Lifetime Five Income Benefit and the Spousal Lifetime Five Income Benefit, and another way for the Highest Daily Lifetime Five Benefit."

SUMMARY

  . We revise the last paragraph of the Section 3 portion of the Summary to read as follows: "The Lifetime Five Income Benefit, Spousal Lifetime Five Income Benefit, and Highest Daily Lifetime Five Benefit (discussed in
      Section 5) and the Income Appreciator Benefit (discussed in Section 6) each may provide an additional amount upon which your annuity payments are based."


  . We add the following as the last paragraph of the Section 5 portion of the Summary, to read as follows: "Finally, we offer a benefit called the Highest Daily Lifetime Five Benefit. Highest Daily Lifetime Five is similar to our Lifetime Five and Spousal Lifetime Five benefits, in that under each such benefit, there is a "protected withdrawal value" that serves as the basis for withdrawals you can make. As we discuss in more detail later, we guarantee this protected withdrawal value, even if your contract value declines. Thus, as a participant in one of these benefits, you are assured of a certain amount that you can withdraw, even if there is a significant decline in the securities markets. Highest Daily Lifetime Five Benefit differs from Lifetime Five and Spousal Lifetime Five in that (a) the Protected Withdrawal Value is determined based on the highest daily contract value and (b) we require you to participate in an asset transfer program, under which your contract value may be transferred periodically between the variable investment options and the Benefit Fixed Rate Account (which is part of our general account). We operate the asset transfer program under a formula, which is described in the portion of Section 5 concerning the Highest Daily Lifetime Five Benefit. In addition, in Appendix C, we set out the formula itself. As discussed in Section 5, when you elect Highest Daily Lifetime Five, the asset transfer formula is made a part of your annuity contract, and thus may not be altered thereafter. However, we do reserve the right to amend the formula for newly-issued annuity contracts that elect Highest Daily Lifetime Five and for existing contracts that elect the benefit in the future. As we discuss in more detail later in this prospectus, this required asset transfer program helps us manage our financial exposure under Highest Daily Lifetime Five, by moving assets out of the variable investment options in the event of securities market declines. In essence, we seek to preserve the value of these assets, by transferring them to a more stable account. Of course, the formula also contemplates the transfer of assets from the Benefit Fixed Rate Account to the variable investment options in certain other scenarios. "


  .   We add the following as the last line item in the bullet within the
      Section 8 portion of the Summary concerning insurance and administrative costs:

   "- 0.60% if you choose the Highest Daily Lifetime Five Benefit. This charge is in addition to the charge for the applicable death benefit."

SUMMARY OF CONTRACT EXPENSES


  . With respect to the Strategic Partners Annuity One 3 and Strategic Partners Plus 3 prospectuses of Pruco Life, in the table entitled Periodic Account Expenses, Insurance and Administrative Expenses with the Indicated Benefits, we revise the line items pertaining to the death benefit options, the GMIB option, Lifetime Five, and Spousal Lifetime Five to read as follows, and add a line item for Highest Daily Lifetime Five. In addition, we add a footnote (which appears immediately after "Insurance And Administrative Expenses With The Indicated Benefits"):



                                                        Contract Contract
                                                          With   Without
                                                         Credit   Credit
                                                        -------- --------
      Maximum charge for each of Lifetime Five and
        Highest Daily Lifetime Five*                      2.00%    2.00%
      Maximum charge for Spousal Lifetime Five*           3.00%    3.00%
      Lifetime Five Income Benefit (current charge)       0.60%    0.60%
      Spousal Lifetime Five Income Benefit (current
        charge)                                           0.75%    0.75%
      Highest Daily Lifetime Five Income Benefit
        (current charge)                                  0.60%    0.60%
      Base Death Benefit                                  1.50%    1.40%
      Guaranteed Minimum Death Benefit Option -
        Roll-Up or Step-Up                                1.75%    1.65%
      Guaranteed Minimum Death Benefit Option -
        Greater of Roll-Up or Step-Up                     1.85%    1.75%
      Highest Daily Value Death Benefit                   2.00%    1.90%
      Maximum Annual Guaranteed Minimum Income Benefit
        Charge and Charge Upon Certain Withdrawals -
        as a percentage of average GMIB Protected
        Value*                                            1.00%    1.00%
      Annual Guaranteed Minimum Income Benefit Charge
        and Charge Upon Certain Withdrawals (for
        contracts sold on or after January 20, 2004 or
        upon subsequent state approval) - as a
        percentage of average GMIB Protected Value
        (current charge)                                  0.50%    0.50%

--------

* The charge for the Lifetime Five Income Benefit (and, if available under your contract, Spousal Lifetime Five and Highest Daily Lifetime Five) is imposed based on the value of assets in the variable investment options only. We reserve the right to increase the charge for Lifetime Five and Highest Daily Lifetime Five to a maximum of 2% (3% for Spousal Lifetime
   Five) upon a step-up or for a new election of each such benefit. However, we have no present intention of increasing the charges for those benefits to that maximum level. Similarly, we reserve the right to increase the charge for GMIB to a maximum of 1% upon a reset of the GMIB Protected Value.

  . With respect to the Strategic Partners FlexElite prospectus of Pruco Life (version of contract sold on or after May 1, 2003 or upon subsequent state approval), in the table entitled Periodic Account Expenses, Insurance and Administrative Expenses with the Indicated Benefits, we revise the line items pertaining to the death benefit options, the GMIB option, Lifetime Five, and Spousal Lifetime Five to read as follows, and add a line item for Highest Daily Lifetime Five. In addition, we add a footnote (which appears immediately after "Insurance And Administrative Expenses With The Indicated Benefits"):



Maximum charge for each of Lifetime Five and Highest Daily Lifetime Five* 2.00%
Maximum charge for Spousal Lifetime Five*                                 3.00%
Lifetime Five Income Benefit (current charge)                             0.60%
Spousal Lifetime Five Income Benefit (current charge)                     0.75%
Highest Daily Lifetime Five Income Benefit (current charge)               0.60%
Base Death Benefit                                                        1.65%
Guaranteed Minimum Death Benefit Option - Roll-Up or Step-Up              1.90%
Guaranteed Minimum Death Benefit Option - Greater of Roll-Up or Step-Up   2.00%
Highest Daily Value Death Benefit                                         2.15%
Maximum Annual Guaranteed Minimum Income Benefit Charge and Charge Upon
  Certain Withdrawals - as a percentage of average GMIB Protected Value   1.00%
Annual Guaranteed Minimum Income Benefit Charge and Charge Upon Certain
  Withdrawals - (for contracts sold on or after May 1, 2003, or upon subsequent state approval) as a percentage of average GMIB Protected
  Value (current charge)                                                  0.50%

--------

*The charge for the Lifetime Five Income Benefit (and, if available under your contract, Spousal Lifetime Five and Highest Daily Lifetime Five) is imposed based on the value of assets in the variable investment options only. We reserve the right to increase the charge for Lifetime Five, Spousal Lifetime Five, and Highest Daily Lifetime Five to a maximum of 2% (3% for Spousal Lifetime Five) upon a step-up or for a new election of each such benefit. However, we have no present intention of increasing the charges for those benefits to that maximum level. Similarly, we reserve the right to increase the charge for GMIB to a maximum of 1% upon a reset of the GMIB Protected Value.

In Section 2 of each prospectus, we make the following change to the chart setting forth a brief description of each variable investment option, to reflect a subadviser name change:

  . SP Small Cap Value Portfolio, AST Small Cap Value Portfolio, and Prudential Series Fund Equity Portfolio. Salomon Brothers Asset Management will change its name to ClearBridge Advisers LLC, effective in December 2006.

In section 2 of each prospectus, we revise the investment objectives/policies section, and portfolio adviser/sub-adviser section for two Portfolios to read as follows. These new descriptions reflect the addition of sub-advisers as well as revisions to non-fundamental investment policies:

  .   SP LSV International Value Portfolio:



                                                                PORTFOLIO
   STYLE/                                                       ADVISER/
    TYPE            INVESTMENT OBJECTIVES/POLICIES             SUB-ADVISER
   ------     ------------------------------------------  ---------------------
International SP International Value Portfolio (formerly  LSV Asset Management,
   Equity     SP LSV International Value Portfolio):      Thornburg Investment
              seeks capital growth. The Portfolio         Management, Inc.
              normally invests at least 80% of the
              Portfolio's investable assets (net assets plus borrowings made for investment purposes) in the equity securities of companies in developed countries outside the United States that are represented in the MSCI EAFE Index.



  .   SP William Blair International Growth Portfolio



                                                             PORTFOLIO
   STYLE/                                                    ADVISER/
    TYPE            INVESTMENT OBJECTIVES/POLICIES          SUB-ADVISER
   ------     ------------------------------------------  ---------------
International SP International Growth Portfolio           Marsico Capital
   Equity     (formerly, SP William Blair International   Management LLC,
              Growth Portfolio): seeks long-term capital  William Blair &
              appreciation. The Portfolio invests         Company, LLC
              primarily in equity-related securities of foreign issuers. The Portfolio invests primarily in the common stock of large and medium-sized foreign companies, although it may also invest in companies of all sizes. Under normal circumstances, the
              Portfolio invests at least 65% of its
              total assets in common stock of foreign
              companies operating or based in at least five different countries, which may include countries with emerging markets.
              The Portfolio looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies or which offer attractive growth potential.


SECTION 5: WHAT IS THE LIFETIME FIVE INCOME BENEFIT?


We add the following new section to the end of the above-referenced section of each prospectus for Pruco Life's Strategic Partners Annuity One 3, Strategic Partners Plus 3, and Strategic Partners FlexElite:


HIGHEST DAILY LIFETIME FIVE BENEFIT (HIGHEST DAILY LIFETIME FIVE)


The Highest Daily Lifetime Five Benefit described below is only being offered in those jurisdictions where we have received regulatory approval, and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ among jurisdictions once approved. Highest Daily Lifetime Five is offered as an alternative to Lifetime Five and Spousal Lifetime Five. Currently, if you elect Highest Daily Lifetime Five and subsequently terminate the benefit, you will not be able to re-elect Highest Daily Lifetime Five, and will have a waiting period until you can elect Spousal Lifetime Five or Lifetime Five. Specifically, you will be permitted to elect Lifetime Five or Spousal Lifetime Five only on an anniversary of the contract date that is at least 90 calendar days from the date that Highest Daily Lifetime Five was terminated. We reserve the right to further limit the election frequency in the future. The income benefit under Highest Daily Lifetime Five currently is based on a single "designated life" who is at least 55 years old on the date that the benefit is acquired. The Highest Daily Lifetime Five Benefit is not available if you elect any other optional living benefit, although you may elect any optional death benefit (other than the Highest Daily Value Death Benefit). As long as your Highest Daily Lifetime Five Benefit is in effect, you must allocate your contract value in accordance with the then-permitted and available investment option(s) with this program.

We offer a benefit that guarantees until the death of the single designated life the ability to withdraw an annual amount (the "Highest Daily Life Income Benefit") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the contract value, subject to our program rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your contract, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the program -- the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. We discuss Highest Daily Lifetime Five in greater detail immediately below. In addition, please see the Glossary section of this prospectus for definitions of some of the key terms used with this benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in Highest Daily Lifetime Five, and in the Appendices to this prospectus, we set forth the formula under which we make those asset transfers.

As discussed below, a key component of Highest Daily Lifetime Five is the Protected Withdrawal Value, which is an amount that is distinct from contract value. Protected Withdrawal Value is used to determine the Highest Daily Annual Income Amount-- which is amount that you can take out annually as a withdrawal for your entire life. Because each of the Protected Withdrawal Value and Highest Daily Annual Income Amount is determined in a way that is not solely related to contract value, it is possible for the contract value to fall to zero, even though the Highest Daily Annual Income Amount remains. You are guaranteed to be able to withdraw the Highest Daily Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Highest Daily Annual Income Amount. Thus, you could experience a scenario in which your contract value was zero, and, due to your excess withdrawals, your Highest Daily Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Highest Daily Lifetime Five.


KEY FEATURE -- PROTECTED WITHDRAWAL VALUE

The Protected Withdrawal Value is used to determine the amount of the annual payments under the Highest Daily Life Income Benefit. The Protected Withdrawal Value initially is equal to the contract value on the date that you elect Highest Daily Lifetime Five. On each business day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected Withdrawal

Value. Specifically, on each such business day (the "Current Business Day"), the Protected Withdrawal Value is equal to the greater of:


  . The Protected Withdrawal Value for the immediately preceding business day (the "Prior Business Day"), appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Business Day and the Current Business Day (i.e., one day for successive business days, but more than one calendar day for business days that are separated by weekends and/or holidays), plus the amount of any purchase payment (including any associated credit) made on the Current Business Day; and


  .   The contract value.


We cease these daily calculations of the Protected Withdrawal Value when you make your first withdrawal. However, as discussed below, subsequent purchase payments (and any associated credits for Strategic Partners Annuity One 3 and Strategic Partners Plus 3 only) will increase the amount we guarantee to pay annually under the Highest Daily Life Income Benefit (the "Highest Daily Annual Income Amount"), while "excess" withdrawals (as described below) may decrease the Highest Daily Annual Income Amount.


KEY FEATURE - HIGHEST DAILY ANNUAL INCOME AMOUNT UNDER HIGHEST DAILY LIFETIME
  FIVE BENEFIT


The initial Highest Daily Annual Income Amount is equal to 5% of the Protected Withdrawal Value. Under the Highest Daily Lifetime Five benefit, if your cumulative withdrawals in a contract year are less than or equal to the Highest Daily Annual Income Amount, they will not reduce your Highest Daily Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Highest Daily Annual Income Amount on a dollar-for-dollar basis in that contract year. If your cumulative withdrawals are in excess of the Highest Daily Annual Income Amount ("Excess Income"), your Highest Daily Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the contract value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. A purchase payment that you make will increase the then-existing Highest Daily Annual Income Amount by an amount equal to 5% of the purchase payment (including, with respect to Strategic Partners Annuity One 3 and Strategic Partners Plus 3 only, the amount of any associated credits).

An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Highest Daily Annual Income Amount if your contract value increases subsequent to your first withdrawal. We begin examining contract values for purposes of this feature starting with the contract anniversary immediately after your first withdrawal under the benefit. Specifically, upon the first such contract anniversary after your first withdrawal, we identify the contract value on the business days corresponding to the end of each quarter that (i) is based on your contract year, rather than a calendar year (ii) is subsequent to the first withdrawal and (iii) falls within the immediately preceding contract year. If the end of any such quarter falls on a holiday or a weekend, we use the next business day. We multiply each of those quarterly contract values by 5%, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Highest Daily Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Highest Daily Annual Income Amount intact. In later years (i.e., after the first contract anniversary after the first withdrawal), we determine whether an automatic step-up should occur on each contract anniversary, by performing a similar examination of the contract values on the end of the four immediately preceding quarters. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Highest Daily Annual Income Amount, the charge for Highest Daily Lifetime Five has changed, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime Five upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature.


The Highest Daily Lifetime Five program does not affect your ability to make withdrawals under your contract, or limit your ability to request withdrawals that exceed the Highest Daily Annual Income Amount. Under Highest Daily Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Highest Daily Annual Income Amount, they will not reduce your Highest Daily Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Highest Daily Annual Income Amount on a dollar-for-dollar basis in that contract year.

If, cumulatively, you withdraw an amount less than the Highest Daily Annual Income Amount in any contract year, you cannot carry-over the unused portion of the Highest Daily Annual Income Amount to subsequent contract years.

Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Five Benefit or any other fees and charges. Please assume the following for all three examples:

  .   The contract is purchased on December 1, 2006


  . On May 2, 2007, the client elects Highest Daily Lifetime Five and takes the first withdrawal under the benefit on the same day.


Dollar-for-dollar reductions

On May 2, 2007, the Protected Withdrawal Value is $120,000, resulting in a Highest Daily Annual Income Amount of $6,000 (5% of $120,000). Assuming $2,500 is withdrawn from the contract on this date, the remaining Highest Daily Annual Income Amount for that contract year (up to and including December 1, 2007) is $3,500. This is the result of a dollar-for-dollar reduction of the Highest Daily Annual Income Amount -- $6,000 less $2,500 = $3,500.

Proportional reductions


Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2007 and the contract value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Highest Daily Annual Income Amount for that contract year to $0. The remaining withdrawal amount ($1,500) reduces the Highest Daily Annual Income Amount in future contract years on a proportional basis based on the ratio of the excess withdrawal to the contract value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that contract year, each withdrawal would result in another proportional reduction to the Highest Daily Annual Income Amount).


Here is the calculation:

        Contract value before withdrawal                    $110,000.00
        Less amount of "non" excess withdrawal             -$  3,500.00
        Contract value immediately before excess
          withdrawal of $1,500                              $106,500.00
        Excess withdrawal amount,                           $  1,500.00
        divided by contract value immediately before
          excess withdrawal                                 $106,500.00
        Ratio                                                      1.41%
        Highest Daily Annual Income Amount                  $  6,000.00
        Less ratio of 1.41%                                -$     84.51
        Highest Daily Annual Income Amount for future
          contract years                                    $  5,915.49

Highest Quarterly Step


On each contract anniversary date, the Highest Daily Annual Income Amount is stepped-up if 5% of the highest quarterly value since your first withdrawal (or last contract anniversary in subsequent years), adjusted for excess withdrawals and additional purchase payments, is greater than the Highest Daily Annual Income Amount, also adjusted for excess withdrawals and additional purchase payments.


Continuing the same example as above, the Highest Daily Annual Income Amount for this contract year is $6,000. However, the excess withdrawal on August 6th reduces this amount to $5,915.49 for future years (see above). For the next contract year, the Highest Daily Annual Income Amount will be stepped-up if 5% of the highest quarterly contract value, adjusted for withdrawals, is greater than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals, as the September 1 and December 1 valuation dates occur after the excess withdrawal on August 6.


                                   Highest Quarterly
                                  Value (adjusted with  Adjusted Annual Income
                                     withdrawal and       Amount (5% of the
Date*               Account value      premium)**      Highest Quarterly Value)
-----               ------------- -------------------- ------------------------
June 1, 2007         $118,000.00      $118,000.00             $5,900.00
August 6, 2007       $120,000.00      $112,885.55             $5,644.28
September 1, 2007    $112,000.00      $112,885.55             $5,644.28
December 1, 2007     $119,000.00      $119,000.00             $5,950.00

--------
* In this example, the contract anniversary date is December 1. The quarterly valuation dates are every three months thereafter - March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The contract anniversary date of December 1 is considered the fourth and final quarterly valuation date for the year.

** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Highest Daily Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:


  . The contract value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Highest Daily Annual Income Amount for the contract year), resulting in an adjusted contract value of $114,500 before the excess withdrawal.


  . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the contract value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

The adjusted Highest Daily Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the contract value on September 1. Since the June 1 adjusted Highest Daily Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The contract value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Highest Daily Annual Income Amount is reset to $5,950.00


In this example, 5% of the December 1 value yields the highest amount of $ 5,950.00. Since this amount is higher than the current year's Highest Daily Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Highest Daily Annual Income Amount for the next contract year, starting on December 2, 2007 and continuing through December 1, 2008, will be stepped-up to $5,950.00.


BENEFITS UNDER HIGHEST DAILY LIFETIME FIVE

  . To the extent that your contract value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Highest Daily Annual Income Amount and amounts are still payable under the Highest Daily Life Income Benefit, we will make an additional payment, if any, for that contract year equal to the remaining Highest Daily Annual Income Amount for the contract year. Thus, in that scenario, the remaining Highest Daily Annual Income Amount would be payable even though your contract value was reduced to zero. In subsequent contract years we make payments that equal the Highest Daily Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current contract year that reduced your contract value to zero are more than the Highest Daily Annual Income Amount, the Highest Daily Lifetime Five Benefit terminates, and no additional payments will be made.

  . If annuity payments are to begin under the terms of your contract, or if you decide to begin receiving annuity payments and there is a Highest Daily Annual Income Amount due in subsequent contract years, you can elect one of the following two options:

       (1) Apply your contract value to any annuity option available; or
       (2) Request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Highest Daily Annual Income Amount. We will make payments until the death of the single designated life.

We must receive your request in a form acceptable to us at our office.

In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:

       (1) The present value of the future Highest Daily Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your contract; and
       (2) The contract value.

  . If no withdrawal was ever taken, we will determine the Protected Withdrawal Value and calculate the Highest Daily Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

OTHER IMPORTANT CONSIDERATIONS

  . Withdrawals under the Highest Daily Lifetime Five benefit are subject to all of the terms and conditions of the contract, including any CDSC. We take withdrawals pro rata from your variable investment options and fixed investment options.

  . Withdrawals made while the Highest Daily Lifetime Five program is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. The Highest Daily Lifetime Five program does not directly affect the contract value or surrender value, but any withdrawal will decrease the contract value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your contract, you will receive the current surrender value.

  . You can make withdrawals from your contract while your contract value is greater than zero without purchasing the Highest Daily Lifetime Five Benefit. The Highest Daily Lifetime Five Benefit provides a guarantee that if your contract value declines due to market performance, you will be able to receive your Highest Daily Annual Income Amount in the form of periodic benefit payments.

  . You must allocate your contract value in accordance with the then available investment option(s) that we may permit in order to elect and maintain the Highest Daily Lifetime Five Benefit.

ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT

For Highest Daily Lifetime Five, there must be either a single owner who is the same as the annuitant, or if the contract is entity-owned, there must be a single natural person annuitant. In either case, the annuitant must be at least 55 years old.

Any change of the annuitant under the contract will result in cancellation of Highest Daily Lifetime Five. Similarly, any change of owner will result in cancellation of Highest Daily Lifetime Five, except if (a) the new owner has the same taxpayer identification number as the previous owner, (b) both the new owner and previous owner are entities, or (c) the previous owner is a natural person and the new owner is an entity.


Highest Daily Lifetime Five can be elected at the time that you purchase your contract. We also offer existing owners (i.e., those who have already acquired their contract) the option to elect Highest Daily Lifetime Five, subject to our eligibility rules and restrictions.


Currently, if you terminate the Highest Daily Lifetime Five Benefit, you will
(a) not be permitted to re-elect the benefit and (b) will be allowed to elect the Spousal Lifetime Five Benefit or the Lifetime Five Income Benefit on any anniversary of the contract date that is at least 90 calendar days from the date the Highest Daily Lifetime Five Benefit was terminated. We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to owners who have an effective Highest Daily Lifetime Five Benefit.

TERMINATION OF THE BENEFIT

You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. We reserve the right to further limit the frequency election in the future. The benefit terminates: (i) upon your termination of the benefit, (ii) upon your surrender of the contract, (iii) upon your election to begin receiving annuity payments; (iv) upon the death of the designated life, (v) if both the contract value and Highest Daily Annual Income Amount equal zero, or (vi) if you fail to meet our requirements for issuing the benefit.

Upon termination of Highest Daily Lifetime Five, we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the Benefit Fixed Rate Account (as described below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).


ASSET TRANSFER COMPONENT OF HIGHEST DAILY LIFETIME FIVE


As indicated above, we limit the sub-accounts to which you may allocate contract value if you elect Highest Daily Lifetime Five. For purposes of this benefit, we refer to those permitted sub-accounts as the "Permitted Sub-accounts". A list of the Permitted Sub-accounts appears in the application form that you must submit to us in order to elect this benefit. As a requirement of participating in Highest Daily Lifetime Five, we require that you participate in our specialized asset transfer program, under which we may transfer contract value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the "Benefit Fixed Rate Account"). The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate purchase payments to that Account.

Under the asset transfer component of Highest Daily Lifetime Five, we monitor your contract value daily and, if necessary, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account. Any transfer would be made in accordance with a formula, which is set forth in the schedule supplement to the endorsement for this benefit (and also appears in the Appendices to this prospectus). Speaking generally, the formula, which we apply each business day, operates as follows. The formula starts by identifying your Protected Withdrawal Value for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily Annual Income Amount. Then, using our actuarial tables, based on paying you the projected Highest Daily Annual Income Amount each year for the rest of your life, we produce an estimate of the total amount of our obligation. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected Highest Daily Annual Income Amount (and thus your Target Value) would take into account any automatic step-up implemented according to the step-up formula described above. Next, the formula subtracts from the Target Value the amount held within the Benefit Fixed Rate Account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Benefit Fixed Rate Account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the Benefit Fixed Rate Account, and therefore we will transfer an amount from your Permitted Sub-accounts to the Benefit Fixed Rate Account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur.

As you can glean from the formula, a downturn in the securities markets (i.e., a reduction in the amount held within the Permitted Sub-accounts) may cause us to transfer some of your variable contract value to the Benefit Fixed Rate Account, because such a reduction will tend to increase the Target Ratio. Moreover, certain market return scenarios involving "flat" returns over a period of time also could result in the transfer of money to the Benefit Fixed Rate Account. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the Benefit Fixed Rate Account so that the

Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime Five, the ratios we use will be fixed. For newly issued contracts that elect Highest Daily Lifetime Five and existing contracts that elect Highest Daily Lifetime Five, we reserve the right to change the ratios.


While you are not notified when your contract reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your contract value either to or from the Benefit Fixed Rate Account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Five.

Depending on the results of the calculation relative to the reallocation triggers, we may:

  .   Not make any transfer; or


  . If a portion of your contract value was previously allocated to the Benefit Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions (e.g., asset allocation) or (in the absence of such existing instructions) pro rata. Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or


  . Transfer all or a portion of your contract value in the Permitted Sub-accounts pro-rata to the Benefit Fixed Rate Account. The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

If a significant amount of your contract value is systematically transferred to the Benefit Fixed Rate Account during periods of market declines or low interest rates, less of your contract value may be available to participate in the investment experience of the Permitted Sub-accounts if there is a subsequent market recovery. Under the reallocation formula that we employ, it is possible that a significant portion of your contract value may be allocated to the Benefit Fixed Rate Account.

ADDITIONAL TAX CONSIDERATIONS FOR QUALIFIED CONTRACTS/ARRANGEMENTS

If you purchase a contract as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the minimum distribution rules under the Code require that you begin receiving periodic amounts from your contract beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than 5 percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Highest Daily Annual Income Amount, which will cause us to increase the Highest Daily Annual Income Amount in any contract year that required minimum distributions due from your contract are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements.

SECTION 8 (subsection entitled "Insurance and Administrative Charges")


We replace the first two sentences of the first paragraph concerning the charges for Lifetime Five and Spousal Lifetime Five with the following: "We impose an additional charge of 0.60% annually if you choose the Lifetime Five Income Benefit or the Highest Daily Lifetime Five Benefit, and an additional charge of 0.75% annually if you choose the Spousal Lifetime Five Income Benefit."


APPENDIX B: Selecting The Variable Annuity That's Right For You

In the product comparison chart, we revise the line item (and accompanying footnote) concerning Living Benefits to reflect that Highest Daily Lifetime Five is available under Strategic Partners FlexElite 2, Strategic Partners Annuity One 3 and Strategic Partners Plus 3.


We add the following as Appendix C:

Appendix C

Asset Transfer Formula Under Highest Daily Lifetime Five Benefit

We set out below the current formula under which we may transfer amounts between the variable investment options and the Benefit Fixed Rate Account. Upon your election of Highest Daily Lifetime Five, we will not alter the asset transfer formula that applies to your contract. However, as discussed in
Section 5, we reserve the right to modify this formula with respect to those who elect Highest Daily Lifetime Five in the future.

Terms and Definitions referenced in the calculation formula:

  . C\\u\\ - the upper target is established on the effective date of the Highest Daily Lifetime Five benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

  . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

  . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

  .   L - the target value as of the current business day.

  .   r - the target ratio.

  . a - the factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. The factors that we use currently are derived from the a2000 Individual Annuity Mortality Table with an assumed interest rate of 3%. Each number in the table "a" factors (which appears below) represents a factor, which when multiplied by the Highest Daily Annual Income Amount, projects our total liability for the purpose of asset transfers under the guarantee.

  . Q - age based factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. The factor is currently set equal to 1.

  .   V - the total value of all Permitted Sub-accounts in the annuity.

  .   F - the total value of all Benefit Fixed Rate Account allocations.

  . I - the income value prior to the first withdrawal. The income value is equal to what the Highest Daily Annual Income Amount would be if the first withdrawal were taken on the date of calculation. After the first withdrawal the income value equals the greater of the Highest Daily Annual Income Amount, the quarterly step-up amount times the annual income percentage, and the contract value times the annual income percentage.

  .   T - the amount of a transfer into or out of the Benefit Fixed Rate
      Account.

  . I% - annual income amount percentage. This factor is established on the Effective Date and is not changed for the life of the guarantee. Currently, this percentage is equal to 5%.

Target Value Calculation:

On each business day, a target value (L) is calculated, according to the following formula. If the variable contract value (V) is equal to zero, no calculation is necessary.

             L = I * Q * a

Transfer Calculation:

The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

   Target Ratio r = (L - F) / V.

  . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to Benefit Fixed Rate Account.

  . If r (less than) C\\l\\, and there are currently assets in the Benefit Fixed Rate Account (F (greater than) 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.

The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines the transfer amount:



T ={Min(V, [L - F - V * Ct] / (1-Ct))}   T(greater than)0, Money moving from
                                         the Permitted Sub-accounts to the
                                         Benefit Fixed Rate Account
T ={Min(F, [L - F - V * Ct] / (1-Ct))}   T(less than)0, Money moving from the
                                         Benefit Fixed Rate Account to the
                                         Permitted Sub-accounts]



Example:

Male age 65 contributes $100,000 into the Permitted Sub accounts and the value drops to $92,300 during year one, end of day one. A table of values for "a" appears below.

Target Value Calculation:



L   = I * Q * a

    = 5000.67 * 1 * 15.34

    = 76,710.28



Target Ratio:



r   = (L - F) / V
    = (76,710.28 - 0) / 92,300.00

    = 83.11%

Since r (greater than) Cu (because 83.11% (greater than) 83%) a transfer into the Benefit Fixed rate Account occurs.



T   = { Min ( V, [ L - F - V * Ct] / ( 1 - Ct))}

    = { Min ( 92,300.00, [ 76,710.28 - 0 - 92,300.00 * 0.80] / ( 1 - 0.80))}

    = { Min ( 92,300.00, 14,351.40 )}

    = 14,351.40



                 Age 65 "a" Factors for Liability Calculations
              (in Years and Months since Benefit Effective Date)*



       Months
       ------
 Years   1      2     3     4     5     6     7     8     9    10    11    12
 ----- ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
  1    15.34  15.31 15.27 15.23 15.20 15.16 15.13 15.09 15.05 15.02 14.98 14.95
  2    14.91  14.87 14.84 14.80 14.76 14.73 14.69 14.66 14.62 14.58 14.55 14.51
  3    14.47  14.44 14.40 14.36 14.33 14.29 14.26 14.22 14.18 14.15 14.11 14.07
  4    14.04  14.00 13.96 13.93 13.89 13.85 13.82 13.78 13.74 13.71 13.67 13.63
  5    13.60  13.56 13.52 13.48 13.45 13.41 13.37 13.34 13.30 13.26 13.23 13.19
  6    13.15  13.12 13.08 13.04 13.00 12.97 12.93 12.89 12.86 12.82 12.78 12.75
  7    12.71  12.67 12.63 12.60 12.56 12.52 12.49 12.45 12.41 12.38 12.34 12.30
  8    12.26  12.23 12.19 12.15 12.12 12.08 12.04 12.01 11.97 11.93 11.90 11.86
  9    11.82  11.78 11.75 11.71 11.67 11.64 11.60 11.56 11.53 11.49 11.45 11.42
  10   11.38  11.34 11.31 11.27 11.23 11.20 11.16 11.12 11.09 11.05 11.01 10.98
  11   10.94  10.90 10.87 10.83 10.79 10.76 10.72 10.69 10.65 10.61 10.58 10.54
  12   10.50  10.47 10.43 10.40 10.36 10.32 10.29 10.25 10.21 10.18 10.14 10.11
  13   10.07  10.04 10.00  9.96  9.93  9.89  9.86  9.82  9.79  9.75  9.71  9.68
  14    9.64   9.61  9.57  9.54  9.50  9.47  9.43  9.40  9.36  9.33  9.29  9.26
  15    9.22   9.19  9.15  9.12  9.08  9.05  9.02  8.98  8.95  8.91  8.88  8.84
  16    8.81   8.77  8.74  8.71  8.67  8.64  8.60  8.57  8.54  8.50  8.47  8.44
  17    8.40   8.37  8.34  8.30  8.27  8.24  8.20  8.17  8.14  8.10  8.07  8.04
  18    8.00   7.97  7.94  7.91  7.88  7.84  7.81  7.78  7.75  7.71  7.68  7.65
  19    7.62   7.59  7.55  7.52  7.49  7.46  7.43  7.40  7.37  7.33  7.30  7.27
  20    7.24   7.21  7.18  7.15  7.12  7.09  7.06  7.03  7.00  6.97  6.94  6.91
  21    6.88   6.85  6.82  6.79  6.76  6.73  6.70  6.67  6.64  6.61  6.58  6.55
  22    6.52   6.50  6.47  6.44  6.41  6.38  6.36  6.33  6.30  6.27  6.24  6.22
  23    6.19   6.16  6.13  6.11  6.08  6.05  6.03  6.00  5.97  5.94  5.92  5.89
  24    5.86   5.84  5.81  5.79  5.76  5.74  5.71  5.69  5.66  5.63  5.61  5.58
  25    5.56   5.53  5.51  5.48  5.46  5.44  5.41  5.39  5.36  5.34  5.32  5.29
  26    5.27   5.24  5.22  5.20  5.18  5.15  5.13  5.11  5.08  5.06  5.04  5.01
  27    4.99   4.97  4.95  4.93  4.91  4.88  4.86  4.84  4.82  4.80  4.78  4.75
  28    4.73   4.71  4.69  4.67  4.65  4.63  4.61  4.59  4.57  4.55  4.53  4.51
  29    4.49   4.47  4.45  4.43  4.41  4.39  4.37  4.35  4.33  4.32  4.30  4.28
  30    4.26   4.24  4.22  4.20  4.18  4.17  4.15  4.13  4.11  4.09  4.07  4.06
  31    4.04   4.02  4.00  3.98  3.97  3.95  3.93  3.91  3.90  3.88  3.86  3.84
  32    3.83   3.81  3.79  3.78  3.76  3.74  3.72  3.71  3.69  3.67  3.66  3.64
  33    3.62   3.61  3.59  3.57  3.55  3.54  3.52  3.50  3.49  3.47  3.45  3.44

       Months
       ------
 Years   1      2     3     4     5     6     7     8     9    10    11    12
 ----- ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
  34     3.42  3.40  3.39  3.37  3.35  3.34  3.32  3.30  3.29  3.27  3.25  3.24
  35     3.22  3.20  3.18  3.17  3.15  3.13  3.12  3.10  3.08  3.07  3.05  3.03
  36     3.02  3.00  2.98  2.96  2.95  2.93  2.91  2.90  2.88  2.86  2.85  2.83
  37     2.81  2.79  2.78  2.76  2.74  2.73  2.71  2.69  2.68  2.66  2.64  2.62
  38     2.61  2.59  2.57  2.56  2.54  2.52  2.51  2.49  2.47  2.45  2.44  2.42
  39     2.40  2.39  2.37  2.35  2.34  2.32  2.30  2.29  2.27  2.25  2.24  2.22
  40     2.20  2.19  2.17  2.15  2.14  2.12  2.11  2.09  2.07  2.06  2.04  2.02
  41     2.01  1.84  1.67  1.51  1.34  1.17  1.00  0.84  0.67  0.50  0.33  0.17

--------

*  The values set forth in this table are applied to all ages.


This prospectus supplement is intended to amend the prospectus for the annuity you own, and is not intended to be a prospectus or offer for any annuity listed here that you do not own.

                         Pruco Life Insurance Company

                        Strategic Partners Annuity One

                            Strategic Partners Plus

                          Strategic Partners Advisor

                         Strategic Partners FlexElite

                           Strategic Partners Select

                      Supplement, dated November 20, 2006
                                      To
                        Prospectuses, dated May 1, 2006

   This supplement reflects certain changes to the underlying mutual funds as well as disclosure reflecting the maximum charge for the Guaranteed Minimum Income Benefit ("GMIB") available under Strategic Partners Annuity One, Strategic Partners Plus, and Strategic Partners FlexElite.

In the Summary of Contract Expenses section of the prospectus for each of Strategic Partners Annuity One and Strategic Partners Plus, we revise the line item pertaining to GMIB to read as follows:

Maximum Annual Guaranteed Minimum Income Benefit Charge and Charge Upon
Certain Withdrawals - as a percentage of average GMIB Protected Value     1.00%

Annual Guaranteed Minimum Income Benefit Charge and Charge Upon Certain Withdrawals - as a percentage of average GMIB Protected Value (current
charge)                                                                   0.25%

In the Summary of Contract Expenses section of the prospectus for Strategic Partners FlexElite, we revise the line item pertaining to GMIB to read as follows:

Maximum Annual Guaranteed Minimum Income Benefit Charge and Charge Upon
Certain Withdrawals - as a percentage of average GMIB Protected Value     1.00%

Annual Guaranteed Minimum Income Benefit Charge and Charge Upon Certain Withdrawals - as a percentage of average GMIB Protected Value (current
charge)                                                                   0.45%

In Section 2 of each prospectus, we make the following change to the chart setting forth a brief description of each variable investment option, to reflect a subadviser name change:

  . SP Small Cap Value Portfolio, AST Small Cap Value Portfolio, and Prudential Series Fund Equity Portfolio. Salomon Brothers Asset Management will change its name to ClearBridge Advisers LLC, effective in December 2006.

In section 2 of each prospectus, we revise the investment objectives/policies section, and portfolio adviser/sub-adviser section for two Portfolios to read as follows. These new descriptions reflect the addition of sub-advisers as well as revisions to non-fundamental investment policies:

     .   SP LSV International Value Portfolio:

                                                                PORTFOLIO
   STYLE/                                                       ADVISER/
    TYPE            INVESTMENT OBJECTIVES/POLICIES             SUB-ADVISER
   ------     -------------------------------------------  --------------------
International SP International Value Portfolio (formerly   LSV Asset
   Equity     SP LSV International Value Portfolio):       Management,
              seeks capital growth. The Portfolio          Thornburg Investment
              normally invests at least 80% of the         Management, Inc.
              Portfolio's investable assets (net assets plus borrowings made for investment purposes) in the equity securities of companies in developed countries outside the United States that are represented in the MSCI EAFE Index.

  .   SP William Blair International Growth Portfolio

                                                                   PORTFOLIO
   STYLE/                                                          ADVISER/
    TYPE               INVESTMENT OBJECTIVES/POLICIES             SUB-ADVISER
   ------     ------------------------------------------------  ---------------
International SP International Growth Portfolio (formerly, SP   Marsico Capital
   Equity     William Blair International Growth Portfolio):    Management LLC,
              seeks long-term capital appreciation. The         William Blair &
              Portfolio invests primarily in equity-related     Company, LLC
              securities of foreign issuers. The Portfolio invests primarily in the common stock of large and medium-sized foreign companies, although it may also invest in companies of all sizes. Under normal circumstances, the Portfolio invests at least 65% of its total assets in common stock of foreign companies operating or based in at least five different countries, which may include countries with emerging markets. The Portfolio looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies or which offer attractive growth potential.

   This prospectus supplement is intended to amend the prospectus for the annuity you own, and is not intended to be a prospectus or offer for any annuity listed here that you do not own.

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  FINANCIAL STATEMENTS

(1) Financial Statements of Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 2005; the Statements of Operations for the period ended December 31, 2005; the Statements of Changes in Net Assets for the periods ended December 31, 2005 and December 31, 2004; and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement). (Note 13)

(2) Consolidated Statements of Pruco Life Insurance Company (Depositor) and its subsidiary consisting of the Consolidated Statements of Financial Position as of December 31, 2005 and 2004; and the related Consolidated Statements of Operations, Changes in Stockholder's Equity and Cash
     Flows for the years ended December 31, 2005, 2004 and 2003; and the Notes to the Consolidated Financial Statements will appear in the Statement of Additional Information (Part B of the Registration Statement). (Note 13)

(b)  EXHIBITS

(1) Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. (Note 2)

(2)  Agreements for custody of securities and similar investments--Not
     Applicable.

(3)  (a)    Form of Distribution Agreement between Prudential Investment
            Management Services, Inc. "PIMS" (Underwriter) and Pruco Life
            Insurance Company (Depositor) (Note 3)

     (b)    Form of Selected Broker Agreement used by PIMS (Note 3)

(4)  (a)    The Strategic Partners Select Variable Annuity Contract-VFM-96.
            (Note 4)

(5)  (a)    Application form for the Contract. (Note 4)

     (b)    Application form for the Contract - ORD 99681 Ed. 1/2004 (Note 10)

     (c)    Application form for the Contract - ORD 99681 Ed. 3/2006 (Note 13)

(6)  (a)    Articles of Incorporation of Pruco Life Insurance Company, as
            amended through October 19, 1993. (Note 5)

     (b) By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. (Note 6)

(7) Contract of reinsurance in connection with variable annuity contract--Not Applicable.

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

     (a)    Form of Fund Participation Agreement. (Note 7)

     (b)    Form of Fund Participation Agreement (AST) (Note 12)

     (c)    Gartmore Amended and Restate Fund Participation Agreement (Note
            12)

(9)  Opinion of Counsel as to legality of the securities being registered. (Note
     13)

(10) Written Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. (Note 1)

(11) All financial statements omitted from Item 23, Financial Statements--Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(14) Powers of Attorney.

  (a) James J. Avery Jr. (Note 9)

  (b) David R. Odenath, Ronald P. Joelson. (Note 4)

  (d) Richard J. Carbone, Helen M. Galt (Note 8)

  (e) John Chieffo, Bernard J. Jacob (Note 11)

  (f) Scott D. Kaplan, Tucker I. Marr (Note 1)

--------
(Note 1)    Filed herewith.

(Note 2) Incorporated by reference to Form N-4 Registration No. 33-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 3) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4, Registration No. 333-06701, filed April 15, 1999 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 4) Incorporated by reference to the initial registration on Form N-4, Registration No. 333-52754, filed December 26, 2000, on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 5) Incorporated by reference to the initial registration on Form S-6, Registration No. 33-07451, filed July 2, 1996, on behalf of the Pruco Life Variable Appreciable Account.

(Note 6) Incorporated by reference to Form 10-Q as filed August 15, 1997, on behalf of the Pruco Life Insurance Company.

(Note 7) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 8) Incorporated by reference to Post-Effective Amendment No. 5 to Form S-6, Registration No. 333-85115, filed June 28, 2001 on behalf of the Pruco Life Variable Universal Account.

(Note 9) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6, Registration No. 333-07451, filed June 25, 1997 on behalf of the Pruco Life Variable Appreciable Account.

(Note 10)   Incorporated by reference to Post-Effective Amendment No. 39 to
            Form N-4 to Registration No. 333-37728, filed November 14,
            2003 on behalf of Pruco Life Flexible Premium Variable Annuity
            Account.

(Note 11)   Incorporated by reference to Post-Effective Amendment No. 14 to
            Form N-4, Registration No. 333-37728, filed November 15, 2004 on behalf of Pruco Life Flexible Premium Variable Annuity
            Account.

(Note 12)   Incorporated by reference to Post-Effective Amendment No. 54 to
            Form N-3, Registration No. 333-75702, filed April 6, 2005 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 13)   Incorporated by reference to Post-Effective Amendment No. 8 to
            Form N-4, Registration No. 333-52754, filed April 19, 2006 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and major officers of Pruco Life are listed below:

Name and Principal Business Address   Position and Offices with Depositor
-----------------------------------   ---------------------------------------
James J. Avery, Jr.                   Vice Chairman and Director
213 Washington Street
Newark, NJ 07102-2992

Scott D. Kaplan                       President and Director
213 Washington Street
Newark, NJ 07102-2992

Tucker I. Marr                        Chief Financial Officer
213 Washington Street
Newark, NJ 07102-2992

Helen M. Galt                         Director
213 Washington Street
Newark, NJ 07102-2992

Bernard J. Jacob                      Treasurer and Director
213 Washington Street
Newark, NJ 07102-2992

Ronald P. Joelson                     Director
100 Mulberry Street
Newark, NJ 07102-5096

Thomas C. Castano                     Chief Legal Officer and Secretary
213 Washington Street
Newark, NJ 07102-2992

Kent Sluyter                          Senior Vice President
213 Washington Street
Newark, NJ 07102-2992

James M. O'Connor                     Senior Vice President and Actuary
200 Wood Avenue South
Iselin, NJ 08830-2706

David R. Odenath, Jr.                 Director
751 Broad Street
Newark, NJ 07102-3777

Hwei-Chung S. Shao                    Senior Vice President and Chief Actuary
213 Washington Street
Newark, NJ 07102-2992

Kenneth S. Solon                      Senior Vice President
213 Washington Street
Newark, NJ 07102-2992

Andrew M. Shainberg                   Chief Compliance Officer
213 Washington Street
Newark, NJ 07102-2992

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Pruco Life Insurance Company ("Pruco Life"), a corporation organized under the laws of Arizona, is a direct, wholly-owned subsidiary of The Prudential Insurance Company of America, ("Prudential"), a stock life insurance company organized under the laws of New Jersey. Prudential is an indirect wholly owned subsidiary of Prudential Financial, Inc. (PFI), a New Jersey insurance holding company.

Pruco Life may be deemed to control its wholly owned subsidiary, Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life may also be deemed to control the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940: the Pruco Life Variable Appreciable Account, the Pruco Life Variable Insurance Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Variable Universal Account, the Pruco Life PRUvider Variable Appreciable Account, the Pruco Life Single Premium Variable Annuity Account, the Pruco Life Flexible Premium Variable Annuity Account (Registrant) (separate accounts of Pruco
Life), the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life of New Jersey).

The above-referenced separate accounts, along with Prudential and certain of Prudential's separate accounts, hold the majority of the shares of The Prudential Series Fund, a Delaware statutory trust. In addition, Prudential holds all the shares of Prudential's Gibraltar Fund in three of its separate accounts. The Prudential Series Fund and Prudential's Gibraltar Fund are registered as open-end diversified, management investment companies under the Investment Company Act of 1940. Additionally, the aforementioned separate accounts of Prudential are registered as unit investment trusts under the Investment Company Act of 1940.

In addition, Pruco Life may also be deemed to be under common control with other insurers that are direct or indirect subsidiaries of PFI and their separate accounts.

The subsidiaries of Prudential Financial, Inc. are listed under Exhibit 21.1 of the Annual Report on Form 10-K of Prudential Financial, Inc., Registration
No. 001-16707, filed February 28, 2006, the text of which is hereby incorporated.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of August 31, 2006, there were 8,279 owners of qualified and nonqualified contracts offered by the Registrant.

ITEM 28. INDEMNIFICATION

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Prudential Investment Management Services LLC (PIMS)

   PIMS is distributor for Cash Accumulation Trust, Dryden Ultra Short Bond Fund, Nicholas-Applegate Fund, Inc., (Nicholas-Applegate Growth Equity Fund), Dryden California Municipal Fund, Jennison Blend Fund, Inc., Dryden Global Total Return Fund, Inc., Dryden Government Income Fund, Inc., Dryden Government Securities Trust, Dryden High Yield Fund, Inc., Dryden High Yield Total Return Fund, Inc., Dryden Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., MoneyMart Assets, Inc., Dryden Municipal Bond Fund, Dryden Municipal Series Fund, Dryden National Municipals Fund, Inc., Jennison Natural Resources Fund, Inc., Strategic Partners Real Estate Fund, Jennison Sector Funds, Inc., Dryden Short-Term Corporate Bond Fund, Inc., Jennison Small Company Fund, Inc., Dryden Tax-Free Money Fund, Dryden Tax-Managed Funds, Dryden Small-Cap Core Equity Fund, Inc., Dryden Total Return Bond Fund, Inc., Jennison 20/20 Focus Fund, Jennison U.S. Emerging Growth Fund, Inc., Jennison Value Fund, Prudential World Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Mutual Funds, Inc., Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., The Target Portfolio Trust, American Skandia Trust and The Prudential Series Fund.

PIMS is also distributor of the following unit investment trust Separate
Accounts: Prudential's Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Prudential Discovery Premier Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account

(b) Information concerning the officers and directors of PIMS is set forth below.

                              POSITIONS AND OFFICES            POSITIONS AND OFFICES
     NAME (1)                   WITH UNDERWRITER                  WITH REGISTRANT
-------------------   --------------------------------------   ---------------------
Robert F. Gunia....   President                                None

Mark Hastings......   Senior Vice President & Chief            None
                      Compliance Officer

David Odenath......   Executive Vice President                 None
751 Broad Street
Newark, NJ 07102

Scott Sleyster.....   Executive Vice President                 None
280 Trumbull Street
Hartford, CT 06103

Stephen Pelletier..   Executive Vice President                 None

Bernard B. Winograd   Executive Vice President                 None

Edward P. Baird....   Executive Vice President                 None

Mark Salvacion.....   Senior Vice President, Secretary and     None
                      Chief Legal Officer

Michael J. McQuade    Senior Vice President, Comptroller and   None
                      Chief Financial Officer


Peter J. Boland....   Senior Vice President and Director of    None
                      Operations

--------
(I) The address of each person named is 100 Mulberry Street, Newark, New Jersey 07102 unless otherwise noted.

(c) Commissions received by PIMS during last fiscal year with respect to annuities issued through the registrant separate account.

                                               Net Underwriting
                                                Discounts and   Compensation on  Brokerage
Name of Principal Underwriter                    Commissions      Redemption    Commissions Compensation
-----------------------------                  ---------------- --------------- ----------- ------------
Prudential Investment Management Services, LLC   $111,101,992        $-0-          $-0-         $-0-

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777.

ITEM 31. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e) Pruco Life Insurance Company hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life Insurance Company.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to be signed on its behalf, on this 6th day of October, 2006.

THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                      (Registrant)

BY:     PRUCO LIFE INSURANCE COMPANY
                  (Depositor)

Attest: /s/ THOMAS C. CASTANO        /s/ SCOTT D. KAPLAN
        ---------------------------- -------------------
        THOMAS C. CASTANO            SCOTT D. KAPLAN
        SECRETARY                    PRESIDENT

                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

                              SIGNATURE AND TITLE

                         *
             --------------------------
             JAMES J. AVERY JR.            Date: October 6, 2006
             VICE CHAIRMAN AND DIRECTOR

                    *
------------------------------------------
BERNARD J. JACOB                                *BY /s/ THOMAS C. CASTANO
DIRECTOR                                            ---------------------
                                                    THOMAS C. CASTANO
                    *                               (ATTORNEY-IN-FACT)
------------------------------------------
TUCKER I. MARR
VICE PRESIDENT AND CHIEF FINANCIAL OFFICER

                    *
------------------------------------------
SCOTT D. KAPLAN
PRESIDENT AND DIRECTOR

                    *
------------------------------------------
RONALD P. JOELSON
DIRECTOR

                    *
------------------------------------------
HELEN M. GALT
DIRECTOR

                    *
------------------------------------------
DAVID R. ODENATH, JR.
DIRECTOR

                                 EXHIBIT INDEX


(10) Written Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(14) (f) Powers of Attorney: Scott D. Kaplan, Tucker I. Marr